Nature of Operations and Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Policies
Use of Estimates

USE OF ESTIMATES

Financial statements prepared in accordance with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Among other things, management makes estimates relating to the fair value of financial instruments and the valuation allowance related to deferred income tax assets. Actual results could differ from those estimates.

USE OF ESTIMATES

Financial statements prepared in accordance with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Among other things, management makes estimates relating to the fair value of financial instruments and the valuation allowance related to deferred income tax assets. Actual results could differ from those estimates.